Financial Instruments and Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Financial Instruments and Fair Value Measurements [Abstract]
Financial Instruments and Fair Value Measurements:

11.Financial Instruments and Fair Value Measurements:

ASC 815, “Derivatives and Hedging” requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the balance sheet.

The Company recognizes all derivative instruments as either assets or liabilities at fair value on its consolidated balance sheets.

The Company enters into interest rate swap transactions to manage interest costs and risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. All of the Company’s derivative transactions are entered into for risk management purposes.

Interest rate swaps, cap and floor agreements: All of the Company’s interest swap agreements were either matured or terminated during the year ended December 31, 2016. As of December 31, 2016 and December 31, 2017, the Company had no interest rate swap agreements outstanding.

Accumulated other comprehensive loss included realized losses on cash flow hedges associated with interest capitalized during prior years under “Advances for vessels under construction and related costs” amounting to $16,463, which according to ASC 815-30-35 is being reclassified into earnings in the same period or periods during which the hedged forecasted transaction affects earnings. As a result, during the years ended December 31, 2015 and 2016, the amounts of $466 and $110, respectively, were reclassified into the consolidated statement of operations.

The fair value of the interest rate swap agreements equates to the amount that would be paid by the Company if the agreements were transferred to a third party at the reporting date, taking into account current interest rates and creditworthiness of both the financial instrument counterparty and the Company.

The change in the fair value of such interest rate swap agreements that do not qualify for hedge accounting for the years ended December 31, 2015 and 2016 amounted to gains of $10,848 and $2,193, respectively, and are included in “Gain/ (Loss) on interest rate swaps” in the accompanying consolidated statement of operations.

		Amount of Gain/(Loss)
		Year Ended December 31,
Derivatives not designated as hedging instruments	Location of Gain or (Loss) Recognized	2015	2016	2017
Interest rate swaps	Gain/(Loss) on interest rate swaps	$(11,601)	$403	$-
Total		$(11,601)	$403	$-

The carrying amounts of cash and cash equivalents, restricted cash, trade accounts receivable, accounts payable, other current assets, other non-current assets and liabilities and due to/due from related parties reported in the consolidated balance sheets approximate their respective fair values because of the short term nature of these accounts. Assets and liabilities held for sale are stated at fair value less cost to sell. The carrying value approximates the fair market value for the floating rate loans. The fair value of the interest rate swaps was determined using a discounted cash flow method based on market-based LIBOR swap yield curves, taking into account current interest rates and the creditworthiness of both the financial instrument counterparty and the Company. The fair value of the investment in Heidmar was determined based on a valuation method that combines (weighs) the income and the market approach using unobservable in the market place inputs (Level 3 inputs) and utilizing adjusted data in an active marketplace for identical securities (Level 2 inputs), respectively.

For fair value measurements categorized within Level 3 of the fair value hierarchy, the Company has in place its valuation policies and procedures regarding the assessment of the significant inputs used for the determination of the fair value of its investment. The development and determination of the inputs for fair value measurements categorized within Level 3 and fair value calculations are the Company's responsibility with support from the third party valuator and which are approved by the Company's management.

Any changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions used by the third party valuator, assessed by the Company for accuracy and reasonability, and recorded as appropriate. The significant assumptions and valuation methods that the Company used to determine the initial fair value and any subsequent change in the fair value of the Company's investment in Heidmar are discussed below and in Note 9.

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

The following table summarizes the valuation of assets and liabilities measured at fair value on a recurring basis as of December 31, 2017.

	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Investment in affiliate – Heidmar (Note 9)	$-	$-	$34,000

Total	$-	$-	$34,000

The following table summarizes the valuation of assets measured at fair value on a non-recurring basis as of December 31, 2016.

	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Non-Recurring measurements:
Long-lived assets held and used	$-	$95,550	$-
Total	$-	$95,550	$-

On June 8, 2015, the Company recognized a loss due to the deconsolidation of Ocean Rig of $1,347,106, which was calculated as the fair value of the Company’s equity method investment in Ocean Rig less the Company’s 47.2% interest in Ocean Rig’s net assets on June 8, 2015 (Note 9).

In accordance with the provisions of relevant guidance, ten tanker vessels held for sale with a carrying amount of $587,271 were written down to their fair value as determined based on the agreed sale prices, resulting in a charge of $56,631, which was included in “Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other” in the accompanying consolidated statement of operations for the year ended December 31, 2015 (Note 6).

The impairment review performed as of June 30, 2015 indicated also that one of the Company’s vessels, with a carrying amount of $95,937, should be written down to its fair value as determined based on the valuations of the independent valuators, resulting in a charge of $83,937, which was included in “Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other” in the accompanying consolidated statement of operations for the year ended December 31, 2015 (Note 6).

Following the sale agreements for the sale of 14 vessel owning companies (and related vessels) and three vessels (Note 6), the associated 17 vessels held for sale with a carrying amount of $748,320 were written down to their fair values as determined based on the agreed sale prices, resulting in a charge of $375,090 included in “Impairment loss (gain)/loss from sale of vessels and vessel owning companies and other” in the accompanying consolidated statement of operations for the year ended December 31, 2015.

Furthermore due to their classification as held for sale (Note 6), 22 vessels were written down to their fair value as determined based on the valuations of the independent valuators, resulting in a charge of $422,404, which was included in “Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other” in the accompanying consolidated statement of operations for the year ended December 31, 2015.

Following the sale agreements for two Supramax vessels (Note 6), the vessels, which had an aggregate carrying value of $17,820, were written down to their fair values as determined based on the agreed sale prices resulting in a charge of $6,035, included in “Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other” in the accompanying consolidated statement of operations for the year ended December 31, 2015.

During the three month period ended December 31, 2015, an additional charge of $113,019 was recognized and included in “Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other” in the accompanying consolidated statement of operations due to the reduction of the vessels’ held for sale carrying amount to their fair value less cost to sell (Note 6).

During 2016, the sale of the owning companies of the Capesize vessels Fakarava, Rangiroa and Negonego resulted in a charge of $23,018 and the sale of the vessel Coronado resulted into a gain of $1,084, both included in “Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other” for the year ended December 31, 2016 (Note 6).

An additional charge of $18,266 was also recognized as “Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other” due to the reduction of the vessels’ held for sale carrying amount to their fair value less cost to sell, as of March 31, 2016.

Due to the sale of the vessels Ocean Crystal, Sonoma and Sorrento (Note 6), the Company revalued the above vessels with reference to the purchase prices as concluded in the respective Memoranda of Agreement and recognized a gain amounting to $3,020 and included in “Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other” for the year ended December 31, 2016.

Also, a loss of $641 was recognized in the accompanying consolidated statement of operations for the year ended December 31, 2016 included in "Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other" related to the delivery of those vessels to their new owners.

On December 30, 2016, the Company's Board of Directors resolved that the 13 drybulk vessels of the Company's fleet that were previously classified as held for sale will not be sold, effective December 31, 2016. Therefore, the vessels were reclassified as held and used and a gain of $1,851 was recognized and included in "Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other" based on the respective U.S. GAAP guidance, due to their measurement at their fair values as at December 31, 2016 as determined based on valuations of the independent valuators. Also, the impairment review for the year ended December 31, 2016 indicated that the carrying amount of the offshore support vessels was not recoverable and, therefore, a charge of $65,712 was recognized and included in "Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other" in the accompanying consolidated statement of operations (Note 6).

The Company's independent members of the board, following the receipt of a fairness opinion, on August 11, 2017 approved a transaction pursuant to which the Company sold 36,363,636 of the Company's common shares to entities that may be deemed to be beneficially owned by its Chairman and CEO, Mr. George Economou, for an aggregate consideration of $100,000 at a price of $2.75 per share (i.e., the Private Placement). The Private Placement transaction was a non-cash transaction with a transfer of an exchange of assets and liabilities from entities that may be deemed to be beneficially owned by the Company's Chairman and CEO, Mr. George Economou, as a consideration for the common stock issued. The fair values of the non-cash transactions, as described above, are determined based on the fair values of assets and liabilities given up on the date that the transaction was concluded, or if more clearly evident, the fair value of the asset and liabilities received on the date that the respective transaction was concluded. The Company considered that the fair value of the shares issued as part of the transaction is considered more clearly evident and concluded that in this respect the aforementioned non-monetary transaction will be recorded based on the fair value of the shares issued as part of the Private Placement. The fair value of the Company's exchanged capital stock was valued using the quoted market price available as of the closing of the transaction according to ASC 820 "Fair Value Measurement".

The Company issued an aggregate 36,363,636 shares of its common stock in the Private Placement to: (i) Sierra in exchange for the reduction of the principal outstanding balance by $27,000 of the Company's Revolving Facility (Note 3); (ii) SPII in exchange for the indirect purchase of the 49% equity interests in Heidmar that was measured at $34,000 (Note 9); and (iii) Mountain in exchange for the termination of the Participation Rights Agreement (Note 3) and the forfeiture of the Series D Preferred Shares. The transaction resulted in a total loss of $7,600, as the difference between the transaction price and the fair value price of $2.05 and is included in "Loss on Private Placement" in the accompanying consolidated statement of operations for the year ended December 31, 2017. In addition, an amount of $2,805 was classified under the respective "Stockholders' Contribution" as the difference between the carrying value of the Series D Preferred Stock before their forfeiture and their fair value.

On December 31, 2017, based on the valuation method that combines (weighs) the income and the market approach using unobservable in the market place inputs (Level 3 inputs) and utilizing adjusted data in an active marketplace for identical securities (Level 2 inputs), respectively, no change in the fair value of the Company's investment in Heidmar was identified and thus no adjustment in the fair value of the Company's investment in Heidmar was recorded in the accompanying consolidated statement of operations for the year ended December 31, 2017 as "Losses of affiliated companies" (Note 9).